Contract Balances (Tables)	3 Months Ended
Sep. 30, 2020
Revenue from Contract with Customer [Abstract]
Schedule of Contract Assets and Contract Liabilities	Contract assets and contract liabilities are as follows:

	September 30, 2020	June 30, 2020
Contract assets	$ 756,800	$ -
Contract liabilities	1,220,761	463,961